Note 11 - Equity - Schedule of Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding warrants, number (in shares)	848,564	123,333
Outstanding warrants, exercise price (in dollars per share)	$ 2.26	$ 7.5
Outstanding warrants, weighted average remaining life (Year)	2 years 5 months 15 days	2 years 6 months	10 months 6 days
Series C Warrants (Note 10.a) (in shares)	1,538,113	198,482
Series C Warrants (Note 10.a) (in dollars per share)	$ 2.56	$ 3
Warrants issued pursuant to modification of convertible debt (in shares)		526,749
Warrants issued pursuant to modification of convertible debt (in dollars per share)		$ 0.75
Outstanding warrants, number (in shares)	2,386,677	848,564	123,333
Outstanding warrants, exercise price (in dollars per share)	$ 2.07	$ 2.26	$ 7.5